Exhibit 99.1	EXHIBIT C to the Supplement to PSA

FORM OF MONTHLY CERTIFICATEHOLDERS' STATEMENT

SERIES 2001-D

BA CREDIT CARD FUNDING, LLC

BA MASTER CREDIT CARD TRUST II

MONTHLY PERIOD ENDING MAY 31, 2009

The information which is required to be prepared with respect to the Transfer Date of June 12, 2009 and with respect to the performance of the Trust during the related Monthly Period.

Capitalized terms used in this Statement have their respective meaning set forth in the Second Amended and Restated Pooling and Servicing Agreement.

Terms and abbreviations used in this report and not otherwise defined herein have the meanings set forth in the certain program documents for the BA Master Credit Card Trust II and the BA Credit Card Trust. Each of these agreements has been included as an exhibit to a report on Form 8-K filed by BA Credit Card Funding, LLC, the BA Master Credit Card Trust II and the BA Credit Card Trust, with the Securities and Exchange Commission ("SEC") under File Nos. 0001370238, 0000936988 and 0001128250, respectively, on October 20, 2006 or March 2, 2009.

A.	Information Regarding the Current Monthly Distribution

	1.	The amount of the current monthly distribution which constitutes Available Funds		$1,302,711,819.58

	2.	The amount of the current monthly distribution which constitutes Available Investor Principal Collections		$3,747,001,165.42

B.	Information Regarding the Trust Assets

	1.	Collection of Principal Receivables

		(a)	The aggregate amount of Collections of Principal Receivables processed during the related Monthly Period and allocated to Series 2001-D	$10,312,148,835.65

	2.	Collection of Finance Charge Receivables

		(a)	The aggregate amount of Collections of Finance Charge Receivables processed during the related Monthly Period and allocated to Series 2001-D	$1,189,733,298.68

2001-D

3.	Principal Receivables in the Trust

	(a)	The aggregate amount of Principal Receivables in the Trust as of the end of the day on the last day of the related Monthly Period	$95,717,422,351.10

	(b)	The amount of Principal Receivables in the Trust represented by the Investor Interest of Series 2001-D as of the end of the day on the last day of the related Monthly Period	$83,741,554,517.00

	(c)	The Floating Allocation Investor Interest as of the end of the day on the last day of the related Monthly Period	$83,819,434,517.00

	(d)	The Principal Allocation Investor Interest as of the end of the day on the last day of the related Monthly Period	$83,819,434,517.00

	(e)	The Floating Investor Percentage with respect to the related Monthly Period

		May 1, 2009 through May 31, 2009 85.71%

	(f)	The Principal Investor Percentage with respect to the Monthly Period

		May 1, 2009 through May 31, 2009 85.71%

	(g)	The Class D Investor Interest as of the end of the day on the last day of the related Monthly Period	$7,681,250,000.00

	(h)	The Class D Required Investor Interest as of the end of the day on the last day of the related Monthly Period	$7,681,250,000.00

4.	Shared Principal Collections

	The aggregate amount of Shared Principal Collections Applied as Available Investor Principal Collections		$3,747,001,165.42

5.	Delinquent Balances

	The aggregate amount of outstanding balances in the Accounts which were delinquent as of the end of the day on the last day of the related Monthly Period:

		Aggregate Account Balance	Percentage of Total Receivables

(a)	30 - 59 days:	$1,938,676,403.12	1.95%

(b)	60 - 89 days:	$1,660,093,990.92	1.67%

(c)	90 - 119 days:	$1,568,216,597.56	1.58%

(d)	120 - 149 days	$1,369,154,427.75	1.38%

2001-D

(e)	150 - 179 days:	$1,362,473,166.88	1.37%

(f)	180 – or more days:	$1,231,263.33	0.00%

	Total:	$7,899,845,849.56	7.95%

6.	Investor Default Amount

	(a)	The Aggregate Class D Investor Default Amount for the related Monthly Period	$894,080,615.15

	(b)	The Aggregate Investor Default Amount for the related Monthly Period	$0.00

7.	Investor Servicing Fee

	(a)	The amount of the Investor Servicing Fee payable by the Trust to the Servicer for the related Monthly Period	$139,699,057.53

	(b)	The amount of the Net Servicing Fee payable by the Trust to the Servicer for the related Monthly Period	$87,311,910.96

	(c)	The amount of the Servicer Interchange payable by the Trust to the Servicer for the related Monthly Period	$52,387,146.57

8.	Portfolio Yield

	(a)	The Portfolio Yield for the related Monthly Period	6.60%

C.	Supplemental Information

	1.	Collections of Trust Receivables and Payment Rates

		(a)	The aggregate amount of Collections processed during the related Monthly Period	$13,420,457,678.80

		(b)	The aggregate amount of Principal Collections processed during the related Monthly Period	$12,031,981,332.70

		(c)	Collections of Discount Option Receivables for the related Monthly Period	211,559,870.48

		(d)	The aggregate amount of Finance Charge Collections processed during the related Monthly Period (excluding Collections of Discount Option Receivables)	$1,176,916,475.62

		(e)	Collections as a percentage of prior month Principal Receivables and Finance Charge Receivables	13.28%

		(f)	Collections of Principal Receivables as a percentage of prior month Principal Receivables	12.30%

2001-D

2.	Receivables in the Trust

	BA Master Credit Card Trust II
	(a)	The aggregate amount of Receivables in the Trust as of the beginning of the related Monthly Period	$101,053,009,282.85

	(b)	The aggregate amount of Principal Receivables in the Trust as of the beginning of the related Monthly Period	$97,798,614,575.21

	(c)	Discount Option Receivables as of the beginning of the related Monthly Period	$1,719,605,550.51

	(d)	The aggregate amount of Finance Charge Receivables in the Trust as of the beginning of the related Monthly Period (excluding Discount Option Receivables)	$3,254,394,707.64

	(e)	The aggregate amount of Receivables in the Trust as of the end of the day on the last day of the related Monthly Period	$99,425,402,812.67

	(f)	The aggregate amount of Principal Receivables in the Trust as of the end of the day on the last day of the related Monthly Period	$95,717,422,351.10

	(g)	Discount Option Receivables as of the end of the day on the last day of the related Monthly Period	$2,203,601,489.19

	(h)	The aggregate amount of Finance Charge Receivables in the Trust as of the end of the day on the last day of the related Monthly Period (excluding Discount Option Receivables)	$1,504,378,972.38

	(i)	Discounted Percentage for the related Monthly Period	6.00%

	Transferor’s Interest
	(j)	Aggregate Investor Interest for all outstanding Series of the Trust as of the end of the day on the last day of the related Monthly Period	$89,006,311,057.21

	(k)	Transferor Interest as of the end of the day on the last day of the related Monthly Period	$6,711,111,293.89

		Series 2001-D
	(l)	The amount of Principal Receivables in the Trust represented by the Investor Interest of Series 2001-D as of the end of the day on the last day of the related Monthly Period	$83,741,554,517.00

	(m)	Weighted Average Floating Allocation Investor Interest	$83,819,434,517.00

3.	Trust Yields

	Series 2001-D

2001-D

(a)	Collections of Finance Charge Receivables (other than Recoveries and Collections of Discount Option Receivables but including Interest Funding Account, Principal Account, and Finance Charge Account Investment Proceeds) allocated to Series 2001-D for the related Monthly Period	$987,484,685.89

(b)	Collections of Discount Option Receivables allocated to Series 2001-D	$181,319,835.38

(c)	Interchange allocated to Series 2001-D	$165,365,667.47

(d)	Recoveries allocated to Series 2001-D	$21,000,829.62

(e)	Total Collections of Finance Charge Receivables, Discount Option Receivables, Interchange and Recoveries (collectively, “Cash Yield”) allocated to Series 2001-D for the related Monthly Period	$1,355,171,018.36

(f)	Aggregate Class D Investor Default Amount allocated to Series 2001-D for the related Monthly Period	$894,080,615.15

(g)	Aggregate Investor Default Amount allocated to Series 2001-D for the related Monthly Period	$0.00

(h)	Cash Yield net of Aggregate Investor Default Amount (collectively, “Portfolio Yield”) for Series 2001-D, each for the related Monthly Period	$461,090,403.21

(i)	Total Cash Yield for the related Monthly Period as a percentage of Series 2001-D Weighted Average Floating Allocation Investor Interest	19.40%

(j)	Total Cash Yield excluding Recoveries, each for the related Monthly Period, as a percentage of Series 2001-D Weighted Average Floating Allocation Investor Interest	19.10%

(k)	Aggregate Class D Investor Default Amount for the related Monthly Period as a percentage of Series 2001-D Weighted Average Floating Allocation Investor Interest	12.80%

(l)	Aggregate Class D Investor Default Amount net of Recoveries, each for the related Monthly Period, as a percentage of Series 2001-D Weighted Average Floating Allocation Investor Interest	12.50%

(m)	The Portfolio Yield for the related Monthly Period as a percentage of Series 2001-D Weighted Average Floating Allocation Investor Interest	6.60%

(n)	Base Rate for the related Monthly Period	2.83%

(o)	Excess Available Funds Percentage for the related Monthly Period	3.77%

2001-D

(p)	Three Month Average Excess Available Funds Percentage for the related Monthly Period	4.76%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate this 8th day of June, 2009.

FIA CARD SERVICES, NATIONAL ASSOCIATION, Servicer

Name: Stephanie L. Vincent
Title: Vice President

2001-D